UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 05/31/2024

Date of reporting period: 11/30/2023

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the M3Sixty Small Cap Growth Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended November 30, 2023 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

M3Sixty Small Cap Growth Fund

Institutional Class Shares (Ticker Symbol: MCSCX)

A series of the

360 Funds

SEMI-ANNUAL REPORT

NOVEMBER 30, 2023

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise, visually engaging, and streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but will be available online and filed semi-annually on Form N-CSR; you can also request a copy be delivered to you free of charge. The rule and form amendments have a compliance date of July 24, 2024. Prior to this compliance date and as permitted by current SEC regulations, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

November 30, 2023 (Unaudited)

Investment Objective. The investment objective of the M3Sixty Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation over a complete market cycle.

Principal Investment Strategy of the Fund. The Fund’s adviser, M3Sixty Capital, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to Bridge City Capital, LLC (the “Sub-Adviser”). The Adviser is responsible for the overall management of the Fund and overseeing the Fund’s Sub-Adviser. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. The Fund defines small capitalization companies as issuers whose market capitalization is within the same market capitalization range as companies listed in the Russell 2000® Growth Index, which is subject to change over time. As of December 31, 2022, the market capitalization of the companies in the Russell 2000® Growth Index ranged from $3.892 million to $8.050 billion.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, real estate investment trusts (“REITs”), sponsored and unsponsored depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and U.S. dollar denominated foreign stocks traded on U.S. exchanges. The Fund will invest primarily in U.S. common stocks that the Sub-Adviser believes to have clear indicators of future potential for earnings growth, or that demonstrate other potential for growth of capital. The Fund may also invest in initial public offerings (“IPOs”) in these types of securities. In selecting companies for the Fund’s portfolio, the Sub-Adviser uses a bottom-up approach to select what it believes are quality companies with proven track records, strong financial characteristics, and above average growth prospects at attractive valuations that lead to strong relative returns over a complete market cycle. The Sub Adviser may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, which may include, but are not limited to, when the security: (i) position exceeds the Sub Adviser’s internal position limit of 3% of the Fund’s market value; (ii) exceeds the Sub Adviser’s internal market capitalization limit; or (iii) is no longer considered appropriate for the Fund based on a change in financial condition, management team, or other factor that either reduces the security’s overall score within the Sub-Adviser’s research and screening process or the Sub-Adviser’s conviction in the holding.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2023 and are subject to change.

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 95.92%	Shares	Value

Auto Parts & Equipment - 3.69%
Dorman Products, Inc. (a)	618	$44,521
Gentherm, Inc. (a)	956	43,899
Methode Electronics, Inc.	2,470	58,613
		147,033
Banks - 4.96%
First Financial Bankshares, Inc.	1,513	39,716
Glacier Bancorp, Inc.	1,804	60,668
Hope Bancorp, Inc.	2,901	28,430
Lakeland Financial Corp.	542	30,108
WesBanco, Inc.	1,460	38,865
		197,787
Building Materials - 2.56%
Boise Cascade Co.	315	34,429
UFP Industries, Inc.	617	67,642
		102,071
Chemicals - 2.03%
Quaker Chemical Corp.	236	42,194
Rogers Corp. (a)	298	38,561
		80,755
Commercial Services - 4.34%
AMN Healthcare Services, Inc. (a)	304	20,611
Barrett Business Services, Inc.	217	23,859
CBIZ, Inc. (a)	791	45,791
EVERTEC, Inc. - Puerto Rico	1,011	37,377
Healthcare Services Group, Inc. (a)	2,529	24,557
Medifast, Inc.	312	20,710
		172,905
Computers - 3.80%
ExlService Holdings, Inc. (a)	1,830	51,917
Lumentum Holdings, Inc. (a)	569	24,353
Maximus, Inc.	418	34,899
Qualys, Inc. (a)	219	40,480
		151,649
Distribution & Wholesale - 1.38%
SiteOne Landscape Supply, Inc. (a)	391	55,061

Diversified Financial Services - 0.71%
Evercore, Inc.	191	28,182

Electric - 1.04%
Ameresco, Inc. - Class A (a)	1,380	41,345

Electrical Components & Equipment - 1.40%
Insteel Industries, Inc.	1,641	55,827

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 95.92% (continued)	Shares	Value

Electronics - 3.48%
Coherent Corp. (a)	1,498	$55,111
NVE Corp.	434	31,105
OSI Systems, Inc. (a)	426	52,522
		138,738
Engineering & Construction - 5.75%
Comfort Systems USA, Inc.	566	109,566
Exponent, Inc.	491	37,787
MasTec, Inc. (a)	573	34,747
Sterling Infrastructure, Inc. (a)	739	46,934
		229,034
Environmental Control - 2.20%
Tetra Tech, Inc.	554	87,615

Food - 2.74%
J & J Snack Foods Corp.	243	39,986
Performance Food Group Co. (a)	1,063	69,148
		109,134
Hand & Machine Tools - 0.83%
Franklin Electric Co., Inc.	370	32,930

Healthcare - Products - 5.59%
Globus Medical, Inc. (a)	1,047	47,031
iRadimed Corp.	534	23,464
LeMaitre Vascular, Inc.	1,107	58,339
Neogen Corp. (a)	3,020	51,249
Omnicell, Inc. (a)	591	19,716
Zynex, Inc. (a)	2,535	23,221
		223,020
Healthcare - Services - 9.16%
Addus HomeCare Corp. (a)	368	32,090
Amedisys, Inc. (a)	515	48,194
Ensign Group, Inc.	1,045	111,888
Medpace Holdings, Inc. (a)	380	102,874
Pediatrix Medical Group, Inc. (a)	2,225	18,645
U.S. Physical Therapy, Inc.	607	51,613
		365,304
Home Builders - 1.60%
Century Communities, Inc.	884	63,772

Home Furnishings - 1.03%
MillerKnoll, Inc.	1,588	40,970

Household Products & Wares - 0.63%
WD-40 Co.	104	25,155

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 95.92% (continued)	Shares	Value

Internet - 2.13%
Perficient, Inc. (a)	445	$27,537
Shutterstock, Inc.	447	19,628
Ziff Davis, Inc. (a)	594	37,909
		85,074
Leisure Time - 0.93%
YETI Holdings, Inc. (a)	872	37,182

Machinery - Diversified - 2.52%
Albany International Corp.	573	49,175
Cactus, Inc. - Class A	1,206	51,243
		100,418
Metal Fabricate & Hardware - 1.74%
RBC Bearings, Inc. (a)	269	69,332

Oil & Gas Services - 3.67%
Aris Water Solutions, Inc. - Class A	2,409	19,465
DMC Global, Inc. (a)	1,473	23,494
Dril-Quip, Inc. (a)	1,949	43,307
RPC, Inc.	4,148	30,073
Select Water Solutions, Inc.	4,034	30,094
		146,433
Pharmaceuticals - 2.98%
Amphastar Pharmaceuticals, Inc. (a)	590	33,229
Coherus Biosciences, Inc. (a)	5,431	11,568
Corcept Therapeutics, Inc. (a)	849	21,624
Phibro Animal Health Corp. - Class A	1,971	18,902
Supernus Pharmaceuticals, Inc. (a)	1,232	33,572
		118,895
REITS - 1.87%
Easterly Government Properties, Inc.	1,429	16,662
Getty Realty Corp.	1,243	36,581
LTC Properties, Inc.	653	21,301
		74,544
Retail - 7.49%
American Eagle Outfitters, Inc.	2,420	46,053
Jack in the Box, Inc.	457	33,041
La-Z-Boy, Inc.	1,405	49,442
Lithia Motors, Inc.	234	62,476
Ollie's Bargain Outlet Holdings, Inc. (a)	541	39,639
Shake Shack, Inc. (a) - Class A	507	30,704
Texas Roadhouse. Inc.	332	37,370
		298,725

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 95.92% (continued)	Shares	Value

Semiconductors - 8.74%
Axcelis Technologies, Inc. (a)	460	$57,169
Diodes, Inc. (a)	648	43,040
Kulicke & Soffa Industries, Inc. - Singapore	750	38,640
MACOM Technology Solutions Holdings, Inc. (a)	679	57,022
Onto Innovation, Inc. (a)	417	58,801
Photronics, Inc. (a)	1,375	29,054
Synaptics, Inc. (a)	328	33,207
Vishay Precision Group, Inc. (a)	1,038	31,649
		348,582
Software - 0.87%
ACI Worldwide, Inc. (a)	677	18,103
Consensus Cloud Solutions, Inc. (a)	896	16,504
		34,607
Telecommunications - 2.16%
A10 Networks, Inc.	5,395	67,383
Cambium Networks Corp. (a)	4,006	18,708
		86,091
Transportation - 1.26%
Landstar System, Inc.	292	50,414

Water - 0.64%
California Water Service Group	508	25,690

TOTAL COMMON STOCK (Cost $4,042,799)		3,824,274

INVESTMENTS AT VALUE (Cost $4,042,799) - 95.92%		$3,824,274

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.08%		162,645

NET ASSETS - 100.00%		$3,986,919

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The following abbreviations are used in this portfolio:

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$4,042,799
Investments, at value	$3,824,274
Cash and cash equivalents	120,201
Due from Adviser	24,890
Receivables:
Interest	549
Dividends	3,953
Investment securities sold	28,520
Fund shares sold	21,120
Prepaid expenses	5,253
Total assets	4,028,760

Liabilities:
Payables:
Investment securities purchased	23,774
Due to administrator	4,621
Accrued Trustee fees	2,246
Accrued expenses	11,200
Total liabilities	41,841
Commitments and contingencies (a)
Net Assets	$3,986,919

Sources of Net Assets:
Paid-in beneficial interest	$4,187,825
Total accumulated deficit	(200,906)
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$3,986,919

Institutional Class Shares:
Net assets	$3,986,919
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	422,509
Net Asset Value, Offering and Redemption Price Per Share	$9.44

(a) See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the Period Ended November 30, 2023(a)
(Unaudited)
Investment income:
Dividends	$14,182
Interest	3,295
Total investment income	17,477

Expenses:
Advisory fees (Note 5)	9,953
Accounting and transfer agent fees and expenses (Note 5)	26,480
Organizational fees	18,510
Trustee fees and expenses	6,986
Pricing fees	6,733
Reports to shareholders	5,259
Legal fees	5,131
Miscellaneous	2,504
Custodian fees	4,529
Audit fees	4,101
Compliance officer fees	3,156
Shareholder network fees	2,500
Registration and filing fees	229
Non-12b-1 shareholder servicing expense	32
Total expenses	96,103
Less: fees waived (Note 5)	(83,034)
Net expenses	13,069

Net investment income	4,408

Realized and unrealized (gain) loss:
Net realized gain on:
Investments	13,211
Net realized gain on investments	13,211

Net change in unrealized depreciation on:
Investments	(218,525)
Net change in unrealized depreciation	(218,525)

Net realized and unrealized loss on investments	(205,314)

Net decrease in net assets resulting from operations	$(200,906)

(a) The M3Sixty Small Cap Growth Fund commenced opertations on June 28, 2023.

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

For the Period Ended November 30, 2023(a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,408
Net realized gain on investments	13,211
Net change in unrealized depreciation on investments	(218,525)
Net decrease in net assets resulting from operations	(200,906)

Distributions to shareholders from:
Distributable earnings - Institutional Class	—
Total distributions	—

Beneficial interest transactions (Note 3):
Increase in net assets from beneficial interest transactions	4,187,825

Increase in net assets	3,986,919

Net Assets:
Beginning of period	—

End of period	$3,986,919

(a) The M3Sixty Small Cap Growth Fund commenced opertations on June 28, 2023.

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Period Ended November 30, 2023(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income (b)	0.01
Net realized and unrealized gain (loss) on investments	(0.57)
Total from investment operations	(0.56)

Distributions:
From net investment income	—
From net realized capital gains	—
Total distributions	—

Net Asset Value, End of Period	$9.44

Total Return (c)	(5.60	)%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,987

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.73	%(e)
After fees waived and expenses absorbed	1.05	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(6.32	)%(e)
After fees waived and expenses absorbed	0.35	%(e)

Portfolio turnover rate	12	%(d)

(a)	The M3Sixty Small Cap Growth Fund commenced operations on June 28, 2023.
(b)	Net investment income per share is based on average shares outstanding for the period ended November 30, 2023.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(d)	Not annualized
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is to seek long-term capital appreciation over a complete market cycle.

The Fund commenced operations on June 28, 2023.

The Fund offers one class of shares, institutional shares.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Investments in Small-Cap Companies - The Fund may invest in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management, or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

c)           Real Estate Securities - The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

d)           Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from June 28, 2023, the commencement of operations, through November 30, 2023, (the “period ended November 30, 2023”) the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the period ended November 30, 2023, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.

e)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the period ended November 30, 2023.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)           Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2023.

Financial Instruments - Assets Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$3,824,274	$—	$3,824,274
Totals	$3,824,274	$—	$3,824,274

(1)       As of and during the period ended November 30, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the period ended November 30, 2023, no securities were valued using alternative procedures approved by the Board of Trustees.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee's fair value determinations and has assigned the Adviser as the Fund's Valuation Designee.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the period ended November 30, 2023 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Institutional Class
Shares	422,611	(102)	—	422,509
Value	$4,188,820	$(995)	$—	$4,187,825

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$4,366,370	$336,782

There were no government securities purchased or sold during the period

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.80% of the Fund’s net assets.

The Adviser had entered into an Expense Limitation Agreement with the Fund under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limited the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.20% until and through at least June 30, 2024. Effective August 24, 2023, The Board approved an amendment to the Expense Limitation Agreement between the Trust and the Adviser to reduce the Fund’s maximum operating expenses from 1.20% to 0.99% of its average daily net assets (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of the Fund’ business) through June 30, 2025. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limit then in effect, if any, and (ii) the expense limit in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board upon 60 days’ written notice to the Fund’s Adviser. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the period ended November 30, 2023, as well as amounts due to (from) the Adviser at November 30, 2023.

Advisory fees earned	$9,953
Fees waived and reimbursed	83,034
Payable to (Due from) Adviser	(24,890)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are $83,034 which can be repaid no later than May 31, 2027.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period ended November 30, 2023, M3Sixty earned $26,480, including out of pocket expenses, pursuant to the ICSA.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the period ended November 30, 2023, M3Sixty earned $3,155 of fees pursuant to the CCO Agreement.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with M3Sixty Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund. During the period ended November 30, 2023, no commissions were paid to M3SixtyD. M3SixtyD is an affiliate of M3Sixty.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at November 30, 2023 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$4,043,132	$205,594	$(424,452)	$(218,858)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year and will be provided in the Fund's May 31, 2024 annual report.

The Fund did not pay any distributions during the period ended November 30, 2023.

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022- 03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022- 06.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of the new rule.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES (continued)

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2023, Linscott Joint Revocable Trust held 45.78% of the Fund’s shares. National Financial Services, LLC held 25.25% of the Fund’s shares in an omnibus account for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus account held by National Financial Services, LLC own more than 25% of the voting securities of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

On December 21, 2023, the Fund paid ordinary income distributions of $26,394, which were payable on December 21, 2023.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2023 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the period ended November 30, 2023, the Fund did not pay any distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099- DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2023

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

*     The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund's administrator and transfer agent.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009–Present).	Seven	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999–present): Executive Vice President and Chief Financial Officer, MV Ventures, LLC (real estate developer) (2016 - present).	Seven	IDX Funds (2015 – 2021); FNEX Ventures (2018- 2020)
Thomas J. Schmidt YOB: 1963	Trustee and Independent Chairman	Since 2018 Since 2021	Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present)	Seven	Lind Capital Partners Municipal Credit Income Fund (2021– present); FNEX Ventures (2018-2020)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present)	Seven	IDX Funds (2015 - 2021)

*   The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2023

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, IDX Funds (2021–2022); Founder, The Yates Law Firm (2018–2020).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–2021) Assistant Treasurer, 360 Funds Trust (2017–2021); Chief Accounting Officer, Amidex Funds, Inc. (2003– 2020); Assistant Treasurer, IDX Funds (2017– 2021; Assistant Treasurer, WP Funds Trust (2017–2021).	N/A	N/A
Tim Easton YOB: 1968	Anti-Money Laundering (“AML”) Officer	Since 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024–present): Head of Transfer Agency, M3Sixty Administration, LLC (2022-present); Self Employed (2020-2022); Head of Sales, M3Sixty Administration, LLC (2019 – 2020)	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and Interested Trustees do receive compensation directly from certain service providers to the Trust, including M3SixtyD and M3Sixty. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
	Independent Trustees
Tom M. Wirtshafter	$954	None	None	$954
Steven D. Poppen	$954	None	None	$954
Thomas J. Schmidt	$954	None	None	$954
	Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the seven series of the Trust.

2 Figures are for period ended November 30, 2023.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 06/30/23 through 11/30/23

	Beginning Account Value (06/30/2023)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2023)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Institutional Class (-5.60%)	$1,000.00	1.05%	$944.00	$4.29

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period from 06/30/2023, the date of initial expense accruals, through November 30, 2023, multiplied by 154/366 to reflect the period from June 30, 2023 through November 30, 2023.

Expenses and Value of a $1,000 Investment for the period from 06/01/23 through 11/30/23

	Beginning Account Value (06/01/2023)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2023)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	1.05%	$1,019.80	$5.30

(b)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period from June 1, 2023 through November 30, 2023, multiplied by 183/366 to reflect the one-half year period.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Information About Your Fund’s Expenses - (Unaudited) (continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the supplement dated August 25, 2023 to the Fund’s prospectus dated June 28, 2023 were as follows:

M3Sixty SmallCap Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.66%
M3Sixty Small Cap Growth Fund Institutional Class, after waiver and reimbursement*	0.99%

* The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act to not more than 0.99% until and through at least June 30, 2024. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.99% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board’s approval. Total Gross Operating Expenses (Annualized) during the period ended November 30, 2023 were 7.73% for the Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the period ended November 30, 2023.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Approval of the Investment Advisory Agreement for the M3Sixty Small Cap Growth Fund (Unaudited)

At a meeting held April 25, 2023, (the “Meeting”) the Board considered the approval of a new Advisory Agreement between the Trust and the Adviser, concerning the Fund. The Board reviewed the information provided by the Adviser, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2)  comparative performance information; (3) The Adviser’s estimated revenues, costs, and profitability of providing services to the Fund; and (4) information about the Adviser’s personnel. Before voting, the Independent Trustees reviewed the proposed Advisory Agreement with management and legal counsel and received materials from such counsel discussing the legal standards for the Board’s consideration of the agreement.

In approving the Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Adviser’s proposed services to the Fund, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of the Fund’s fees and performance relative to their peer group; (4) expected economies of scale; and (5) the terms of the Advisory Agreement and possible conflicts of interest between the Fund and the Adviser.

(1)	The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, its resources, and any potential conflicts of interest.

The Board considered the Adviser’s process for monitoring the sub-adviser, which includes an examination of both qualitative and quantitative elements of the sub-advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser will conduct periodic due diligence of the sub-adviser, during which the Adviser will examines a wide variety of factors, such as the financial condition of the sub-adviser, the quality of its systems, the effectiveness of its disaster recovery programs, trade allocation and execution procedures, compliance with its policies and procedures, results of regulatory examinations, and any other factors that might affect the quality of services that the sub-adviser will provide to the Fund. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s due diligence review of the sub-advisers are reported to the Board.

The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Fund under the Advisory Agreement.

(2)	The costs of the services to be provided, and profits realized, by the Adviser from the relationship with the Fund.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Fund and the proposed expense limitation agreement (the “ELA”). The Board noted that the Adviser will pay the sub-advisers’ sub-advisory fees out of the management fees that the Adviser receives from the Fund. The Board also considered whether the Adviser has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser and its affiliated firms, M3Sixty and M3SixtyD, will derive benefits from its association with the Fund.

The Board recognized that the Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that the Adviser assumes for managing the Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Fund is reasonable and not excessive.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Approval of the Investment Advisory Agreement for the M3Sixty Small Cap Growth Fund (Unaudited) (continued)

(3)	Investment performance of the Fund and the Adviser.

The Board noted that the Fund has not yet commenced operations in the Trust, but it considered the historical performance of the Sub-Adviser in managing separate accounts with similar strategies. The Board compared the proposed advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund’s peer groups, noting that the proposed management fee was equal to the average and slightly above the median of the Fund’s peer group. The Board further considered the Adviser’s plans to increase fund assets, which will have a positive effect on the Fund’s expense ratios. In reviewing the estimated expense ratio of the Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

(4)	The extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board considered the potential growth of the Fund based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under the ELA, the Adviser was obligated to pay some of the Fund’s operating expenses, which limited the overall fees and expenses paid by the Fund even at lower asset levels. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

In considering the terms of the Advisory Agreement, the Board noted that the terms were substantially similar to the Trust’s other advisory agreements and are consistent with industry standards. The Board determined that the compensation payable under the Advisory Agreement was fair, reasonable, and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; (ii) the proposed oversight of the Sub-Adviser; (iii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board also noted that the Adviser’s affiliates, M3Sixty and M3SixtyD, would also receive monetary and other benefits from servicing the Fund. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Approval of the Sub-Advisory Agreement for the M3Sixty Small Cap Growth Fund (Unaudited)

At a meeting held April 25, 2023, (the “Meeting”) the Board considered the approval of a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Adviser, concerning the Fund. The Board reviewed the information provided by the Sub-Adviser, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Sub-Adviser’s estimated revenues, costs, and profitability of providing services to the Fund; and (4) information about the Sub-Adviser’s personnel. Before voting, the Independent Trustees reviewed the proposed Sub-Advisory Agreement with management and legal counsel and received materials from such counsel discussing the legal standards for the Board’s consideration of the agreement.

In approving the Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Sub-Adviser’s proposed services to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation and profitability; (3) a comparison of the Fund’s fees and performance relative to their peer group; (4) expected economies of scale; and (5) the terms of the Sub-Advisory Agreement and possible conflicts of interest between the Fund and the Sub-Adviser.

(1)	The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the Sub-Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s other investment products that use similar strategies. The Board also considered the Sub-Adviser’s operations and compliance policies and procedures, its financial condition, its resources, and any potential conflicts of interest. The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s proposed services to the Fund under the Sub-Advisory Agreement.

(2)	The costs of the services to be provided, and profits to be realized, by the Sub-Adviser from the relationship with the Fund.

The Board considered the Sub-Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Sub-Adviser through its relationship with the Adviser and the Fund. The Board considered the financial information provided by the Sub-Adviser, including its expected profit margin as a sub-adviser. The Board noted the undertaking of the Adviser to maintain expense limits for the Fund and also noted that the sub-advisory fees under the Sub-Advisory Agreement are paid by the Adviser out of the management fee that it receives under the Investment Advisory Agreement and negotiated at arm’s-length to the Fund and the proposed expense limitation agreement (the “ELA”). The Board compared the sub-advisory fee paid by the Adviser to the advisory fees charged by the Sub-Adviser to manage comparable separate accounts. The Board also considered whether the Sub-Adviser has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Sub-Adviser to support the Adviser’s obligations under the ELA. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides. The Board noted that the Sub-Adviser will derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Sub-Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that the Sub-Adviser assumes for managing the Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the Sub-adviser’s compensation and profitability from its relationship with the Fund is reasonable and not excessive.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

November 30, 2023

Approval of the Sub-Advisory Agreement for the M3Sixty Small Cap Growth Fund (Unaudited) (continued)

(3)	Investment Performance of the Fund and the Sub-Adviser.

The Board noted that the Fund has not yet commenced operations in the Trust, but it considered the historical performance of the Sub-Adviser in managing separate accounts with similar strategies. The Board considered the Sub-Adviser’s performance in managing such accounts since 2009, noting that the Sub-Adviser’s composite had outperformed its benchmark in 9 of the past 14 years. The Board also considered comparative performance to the Fund’s peer group, noting that the composite had outperformed its peers during the one-, three-, five-, and ten-year periods as of February 28, 2023. Based on these considerations, the Board determined that the information presented regarding the performance of the Sub-Adviser in managing separate accounts using the same strategy as the Fund was satisfactory.

(4)	The extent to which economies of scale would be realized if the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board noted that the Adviser would pay the sub-advisory fee from the management fee that the Adviser receives from the Fund. The Board considered the split of the management fee between the Adviser and the Sub-Adviser and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board also considered the potential growth of the Fund based on the Sub-Adviser’s estimated investor demand and the Adviser and the Sub-Adviser’s marketing plans. The Board noted that the sub-advisory fee would stay the same as asset levels increased, although it noted that under the ELA, the Fund’s operating expenses would be limited even at lower asset levels. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In considering the terms of the Sub-Advisory Agreement, the Board noted that the terms were consistent with industry standards. The Board determined that the compensation payable under the Sub-Advisory Agreement was fair, reasonable, and reflected an arms-length negotiation considering all the surrounding circumstances.

(5)	Possible conflicts of interest and benefits derived by the Sub-Adviser.

Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; (ii) the investment and trading processes for the funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement; (b) the Sub-Adviser maintains an appropriate compliance program; and (c) the sub-advisory fee is reasonable considering the Sub-Advisor’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

360 FUNDS

4300 Shawnee Mission Parkway
Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC
4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT SUB-ADVISER

Bridge City Capital, LLC
One Centerpointe Drive
Suite 565

Lake Oswego, OR 97035

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC
4300 Shawnee Mission Parkway
Suite 100

Fairway, KS 66205

DISTRIBUTOR

M3Sixty Distributors, LLC
4300 Shawnee Mission Parkway
Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP
50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, Ohio 45244

CUSTODIAN BANK

Huntington National Bank
7 Easton Oval

Columbus, OH 43219

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS

Included in the Semi-Annual report to Shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS.

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: February 2, 2024